FIS Tactical Equity ETF
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Value
Aerospace & Defense - 9.0%
Carpenter Technology Corp.	962	$379,172
VSE Corp.	2,368	436,659
		815,831

Beverages - 2.8%
Coca-Cola Consolidated, Inc.	1,295	248,303

Biotechnology - 2.1%
Exelixis, Inc. (a)	4,403	188,845

Building Products - 2.0%
Allegion PLC	1,258	182,775

Capital Markets - 6.1%
Houlihan Lokey, Inc. – Class A	1,332	191,302
Interactive Brokers Group, Inc. - Class A	5,402	362,312
		553,614

Communications Equipment - 4.0%
Ciena Corp. (a)	481	186,739
Ubiquiti, Inc.	222	175,444
		362,183

Construction & Engineering - 4.0%
API Group Corp. (a)	8,806	356,819

Consumer Finance - 4.8%
FirstCash Holdings, Inc.	2,331	438,228

Consumer Staples Distribution & Retail - 7.2%
Casey's General Stores, Inc.	555	403,962
Dollar General Corp.	2,072	246,009
		649,971

Diversified Consumer Services - 3.1%
Stride, Inc. (a)	3,219	283,819

Electrical Equipment - 3.4%
Bloom Energy Corp. (a)	2,294	310,814

Electronic Equipment, Instruments & Components - 4.1%
Advanced Energy Industries, Inc.	592	191,044
Coherent Corp. (a)	740	176,276
		367,320

Financial Services - 1.9%
Jack Henry & Associates, Inc.	1,110	175,424

Health Care Equipment & Supplies - 3.0%
IDEXX Laboratories, Inc. (a)	481	270,269

Life Sciences Tools & Services - 2.2%
West Pharmaceutical Services, Inc.	777	194,747

Machinery - 2.0%
Caterpillar, Inc.	259	183,491

Metals & Mining - 2.0%
Agnico Eagle Mines Ltd.	888	180,246

Oil, Gas & Consumable Fuels - 4.5%
EQT Corp.	2,886	183,665
Gulfport Energy Corp. (a)	1,073	227,015
		410,680

Semiconductors & Semiconductor Equipment - 13.8%
Amkor Technology, Inc.	8,029	361,546
Broadcom, Inc.	592	183,230
KLA Corp.	111	163,437
Monolithic Power Systems, Inc.	333	364,086
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	518	175,058
		1,247,357

Software - 5.6%
InterDigital, Inc.	1,073	324,046
Open Text Corp.	8,029	178,565
		502,611

Specialty Retail - 6.3%
O'Reilly Automotive, Inc. (a)	3,108	286,900
Winmark Corp.	666	284,748
		571,648

Wireless Telecommunication Services - 5.1%
TIM SA - ADR	17,538	464,582
TOTAL COMMON STOCKS (Cost $9,058,500)		8,959,577

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.0%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.59% (b)	93,371	93,371
TOTAL MONEY MARKET FUNDS (Cost $93,371)		93,371

TOTAL INVESTMENTS - 100.0% (Cost $9,151,871)		9,052,948
Other Assets in Excess of Liabilities - 0.0% (c)		1,549
TOTAL NET ASSETS - 100.0%		$9,054,497

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(c)	Represents less than 0.05% of net assets.

FIS Tactical Equity ETF
Notes to Quarterly Schedule of Investments
March 31, 2026 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stocks	$8,959,577	$–	$–	$8,959,577
Money Market Funds	93,371	–	–	93,371
Total Investments	$9,052,948	$–	$–	$9,052,948

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of March 31, 2026
(% of Net Assets)
United States	$7,871,722	86.9%
Brazil	464,582	5.1
Canada	358,811	4.0
Ireland	182,775	2.0
Taiwan	175,058	2.0
Other Assets in Excess of Liabilities	1,549	0.0 (a)
	$9,054,497	100.0%

(a)	Represents less than 0.05% of net assets.

Sector Classification as of March 31, 2026
(% of Net Assets)
Information Technology	$2,479,471	27.4%
Industrials	1,849,730	20.4
Financials	1,167,266	12.9
Consumer Staples	898,274	10.0
Consumer Discretionary	855,467	9.4
Health Care	653,861	7.3
Communication Services	464,582	5.1
Energy	410,680	4.5
Materials	180,246	2.0
Money Market Funds	93,371	1.0
Other Assets in Excess of Liabilities	1,549	0.0 (a)
	$9,054,497	100.0%